Intangible assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
8.	Intangible assets, net

Intangible assets primarily consist of accounting software, which is amortized based on straight-line method over use life of 5 to 10 years.

Intangible assets, net, consist of the following:

	As of December 31,
	2020	2021
	USD	USD
Software	$339,133	$347,484
Total cost	$339,133	$347,484
Less: Accumulated amortization	(277,336)	(316,937)
Intangible assets, net	$61,797	$30,547

Amortization expense was $39,601, $40,498 and $42,747 for the years ended December 31, 2021, 2020 and 2019, respectively.